Borrowings (Details) (USD $)	12 Months Ended								0 Months Ended		48 Months Ended					0 Months Ended				0 Months Ended											12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended	15 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Oct. 15, 2012	May 21, 2012	Dec. 31, 2011	Jul. 02, 2011	Nov. 23, 2010	Jan. 02, 2010	Oct. 16, 2009 2009 DROT Class B [Member]	Oct. 15, 2009 2009 DROT Class B [Member]	Aug. 13, 2014 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Aug. 13, 2010 Senior Notes [Member]	Oct. 15, 2009 DROT 2009 Notes [Member]	Apr. 27, 2011 DROT 2011 Notes [Member]	Apr. 28, 2011 Quorum Facility [Member]	Dec. 31, 2012 Quorum Facility [Member]	Apr. 27, 2012 Quorum Facility [Member]	Apr. 30, 2010 Quorum Facility [Member]	Apr. 28, 2011 Conduit 2008 [Member]	Oct. 16, 2009 Conduit 2008 [Member]	Apr. 11, 2013 Conduit 2008 [Member]	Mar. 31, 2013 Conduit 2008 [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Oct. 14, 2011 Conduit 2008 [Member]	Aug. 31, 2010 Conduit 2008 [Member]	Oct. 15, 2009 Conduit 2008 [Member]	Mar. 27, 2009 Conduit 2008 [Member]	Nov. 03, 2008 Conduit 2008 [Member]	Oct. 15, 2009 2009 DROT Class A [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	May 21, 2012 DPM Guggenheim Loan [Member]	Mar. 31, 2013 Tempus Receivables Loan [Member]	Dec. 31, 2012 Tempus Receivables Loan [Member]	Jul. 02, 2011 Tempus Receivables Loan [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Nov. 20, 2012 Tempus Acquisition [Member]	Oct. 05, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Jul. 02, 2011 Participation loan [Member]	Mar. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Mar. 31, 2013 ILXA Inventory Loan [Member]	Aug. 31, 2010 ILXA Inventory Loan [Member]	Jul. 02, 2011 Tempus Inventory Loan [Member]	Jul. 02, 2011 Notes Payable-RFA fees [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Senior Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2013 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2013 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Quorum Facility [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Participation loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] DPM Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] DPM Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] DPM Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] DROT 2011 Notes [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] DROT 2011 Notes [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] Notes Payable-RFA fees [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Notes Payable-RFA fees [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Notes Payable-RFA fees [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 165,140,955,000
Capital Units Issued			103.8
Debt Instrument, Periodic Payment																																								300,000
Requiredpayments																																											5,000,000
Debt Instrument, Increase, Additional Borrowings																																				5,000,000	2,500,000	6,600,000
Participating Interest in Tempus Receivables Loan						10.00%
Long-term Debt, Gross	819,960,701,000												425,000,000																																												425,000,000	425,000,000	425,000,000	86,233,000	0	42,489,000	50,025,000	84,464,000	33,296,000
Notes Payable, Fair Value Disclosure																																																																																																																	36,849,000	51,912,000
Debt Instrument, Unamortized Discount	9,262,196,000	(673,000)			(1,054,000)							8,509,000	(10,600,000)																																									(673,000)	(753,000)	1,054,000	(8,253,000)	(8,509,000)	(9,454,000)			(383,000)	(441,000)	(659,000)	(290,000)	(312,000)	(395,000)
Debt Instrument, Call Feature											1.060
Secured Debt																						125,000,000	23,600,000	75,000,000	75,000,000	64,600,000	73,400,000	200,000,000	215,400,000																7,500,000																							55,711,000	52,417,000	31,733,000	22,853,000	70,912,000	21,111,000							713,000	4,088,000	959,000	61,237,000	62,211,000	0	40,054,000	44,027,000	63,035,000	(1,506,000)	(1,150,000)	(1,886,000)	(5,749,000)	(5,945,000)	(6,799,000)	49,209,000	50,846,000	42,658,000	13,929,000	15,939,000	21,087,000				2,560,000	1,267,000	0
Other Long-term Debt																																																				4,300,000																																														5,507,000	5,832,000	7,420,000	2,819,000	2,992,000	3,599,000
Notes Payable	137,906,000	137,545,000			71,514,000																																																																					5,888,000	2,366,000	1,814,000	697,000	872,000	56,000																												16,000	18,000	130,000	137,440,000	137,769,000	71,514,000			0	0	0	1,190,000	1,395,000	2,170,000
Long-term Debt	810,699,000	833,220,000			737,955,000																											61,300,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%		12.00%		12.00%			12.00%		4.00%															9.31%		18.00%																	18.00%	10.00%							12.00%								4.00%	4.00%					4.50%	4.50%									4.50%																	7.50%
Debt Instrument, Face Amount							1,500,000			12,800,000				182,000,000	64,500,000															169,200,000		71,300,000			74,500,000														41,100,000		23,000,000
Original Issue Discount														900,000
Original Debt Discount													2.487%
Repayments of Debt																7,000,000				36,400,000	148,900,000
Proceeds from Issuance of Long-term Debt									181,100,000.0
Debt, Weighted Average Interest Rate																																																												2.00%	2.00%	9.50%	9.50%					6.10%	6.30%					3.20%	3.10%		5.60%	5.60%		4.50%			20.50%	20.50%		10.00%	10.00%								19.80%	19.80%					7.50%	7.50%		8.00%	8.00%		0.00%	0.00%										10.00%
Loans Pledged as Collateral	340,401,000	347,786,000																																																							0.00			88,322,000.000		82,667,000	90,002,000		33,750,000	37,599,000		60,116,000	56,420,000		26,422,000	89,900,000								824,000	5,183,000		0	0		52,265,000	57,483,000											3,420,000	3,814,000
Line of Credit Facility, Remaining Borrowing Capacity																																																																				24,289,000	27,584,000														0	0
Debt Instrument, Unused Borrowing Capacity, Amount	27,584,000	75,723,000
Quorum Facility Minimum Aggregate Loan Sale																	80,000,000	60,000,000	40,000,000
Debt Instrument, Periodic Payment, Principal																																	300,000	100,000					2,600,000		3,100,000	9,300,000				1,400,000	0	100,000
Allocated Share-based Compensation Expense	3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Inputs, Discount Rate																															6.00%																						10.00%
debt instrument closing fees																																												2.00%
Long-term Debt, Maturities, Repayments of Principal in Year Two	69,896,737,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	116,656,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	34,584,627,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	2,111,254,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	431,571,378,000
Contractual Obligation	$ 810,699,000,000